Payden Global Fixed Income Fund
1
Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (93%)
Australia (AUD) (1%
)
1,950,000 Australia Government Bond Series 145, 2.75%,
6/21/35 (a)(b) $ 1,041
Australia (USD) (1%
)
850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (c)(d) 733
Austria (EUR) (0%
)
390,000 Republic of Austria Government Bond 144A,
3.15%, 6/20/44 (a)(b)(c) 405
Belgium (EUR) (0%
)
400,000 KBC Group NV , (3 mo. EURIBOR + 1.300%),
4.25%, 11/28/29 (a)(b)(d) 434
200,000 Kingdom of Belgium Government Bond Series
75 144A, 1.00%, 6/22/31 (a)(b)(c) 187
410,000 Kingdom of Belgium Government Bond Series
78 144A, 1.60%, 6/22/47 (a)(b)(c) 301
922
Bermuda (USD) (0%
)
200,000 Bermuda Government International Bond
144A, 3.38%, 8/20/50 (c) 133
Brazil (BRL) (1%
)
5,000,000 Brazil Letras do Tesouro Nacional , 12.59%,
7/01/25 (a)(e) 812
Brazil (USD) (0%
)
400,000 Brazilian Government International Bond ,
6.13%, 1/22/32  392
Canada (CAD) (2%
)
1,680,000 Canadian Government Bond , 3.50%,
12/01/45 (a) 1,205
1,100,000 Canadian Government Bond , 5.00%,
6/01/37 (a) 902
775,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 (a)(c) 525
2,632
Canada (USD) (1%
)
350,000 Aris Mining Corp. 144A, 8.00%, 10/31/29 (c) 352
350,000 Frontera Energy Corp. 144A, 7.88%,
6/21/28 (c) 285
575,000 TELUS Corp. , 3.40%, 5/13/32  510
325,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (d) 340
1,487
Cayman Islands (USD) (4%
)
500,000 Apidos CLO XXXII 2019-32A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.800%), 6.09%, 1/20/33 (c)(d) 502
400,000 ARES LII CLO Ltd. 2019-52A 144A, (3 mo.
Term Secured Overnight Financing Rate +
0.880%), 0.00%, 4/22/31 (c)(d)(e) 400
250,000 FS Rialto 2021-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.614%), 6.92%,
11/16/36 (c)(d) 248
1,350,000 HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.914%), 6.22%, 9/17/36 (c)(d) 1,337
Principal
or Shares Security Description
Value
(000)
350,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (c) $ 346
250,000 STWD Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.914%),
7.22%, 4/18/38 (c)(d) 247
350,000 Symphony CLO XXIII Ltd. 2020-23A, (3 mo.
Term Secured Overnight Financing Rate +
0.900%), 0.00%, 1/15/34 (c)(d)(e) 350
400,000 Symphony CLO XXIV Ltd. 2020-24A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.912%), 6.20%, 1/23/32 (c)(d) 400
300,000 Transocean Inc. 144A, 8.25%, 5/15/29 (c) 301
260,000 Transocean Inc. 144A, 8.50%, 5/15/31 (c) 262
450,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.514%), 6.82%, 3/15/38 (c)(d) 448
4,841
Chile (EUR) (0%
)
550,000 Chile Government International Bond , 4.13%,
7/05/34 (a) 586
Czech Republic (CZK) (0%
)
3,600,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 (a) 104
Denmark (DKK) (0%
)
650,000 Denmark Government Bond , 4.50%,
11/15/39 (a) 114
Finland (EUR) (0%
)
170,000 Finland Government Bond Series 16Y 144A,
2.75%, 7/04/28 (a)(b)(c) 179
France (EUR) (2%
)
1,100,000 French Republic Government Bond OAT Series
OAT 144A, 0.50%, 6/25/44 (a)(b)(c) 660
1,050,000 French Republic Government Bond OAT Series
OAT 144A, 1.25%, 5/25/36 (a)(b)(c) 881
1,800,000 French Republic Government Bond OAT Series
OAT 144A, 2.50%, 5/25/30 (a)(b)(c) 1,848
350,000 Mobilux Finance SAS 144A, 7.00%, 5/15/30 (a)
(c) 382
3,771
France (USD) (0%
)
550,000 Credit Agricole SA 144A, 5.51%, 7/05/33 (c) 556
Germany (EUR) (0%
)
500,000 Deutsche Bank AG , (3 mo. EURIBOR +
2.950%), 5.00%, 9/05/30 (a)(b)(d) 553
Guatemala (USD) (0%
)
300,000 Guatemala Government Bond 144A, 6.55%,
2/06/37 (c) 296
Indonesia (IDR) (2%
)
4,440,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 (a) 267
32,000,000,000 Indonesia Treasury Bond Series FR72, 8.25%,
5/15/36 (a) 2,141
2,408
Indonesia (USD) (0%
)
350,000 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (c) 346
Ireland (EUR) (5%
)
216,802 Avoca CLO XIV DAC 14A 144A, (3 mo.
EURIBOR + 0.810%), 3.60%, 1/12/31 (a)(c)
(d) 225

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
325,000 Bank of Ireland Group PLC , (5 yr. Euro Swap +
6.434%), 6.00% (a)(b)(d)(f) $ 342
500,000 Bridgepoint CLO V DAC 5A 144A, (3 mo.
EURIBOR + 1.800%), 4.59%, 4/15/36 (a)(c)
(d) 520
450,000 Cairn CLO 2023-17A 144A, (3 mo. EURIBOR
+ 1.800%), 4.54%, 10/18/36 (a)(c)(d) 467
425,000 Flutter Treasury DAC 144A, 5.00%,
4/29/29 (a)(c) 458
420,000 Harvest CLO XVI DAC 16A 144A, (3 mo.
EURIBOR + 1.300%), 4.09%, 10/15/31 (a)
(c)(d) 433
250,000 Ireland Government Bond , 1.10%, 5/15/29 (a)
(b) 246
300,000 Jubilee CLO DAC 2019-23A 144A, (3 mo.
EURIBOR + 3.500%), 6.29%, 7/15/37 (a)(c)
(d) 314
216,008 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 4.91%,
8/17/33 (a)(c)(d) 224
903,308 Last Mile Logistics Pan Euro Finance DAC
1X, (3 mo. EURIBOR + 2.700%), 5.71%,
8/17/33 (a)(b)(d) 929
239,951 Last Mile Securities PE DAC 2021-1A 144A, (3
mo. EURIBOR + 2.350%), 5.36%, 8/17/31 (a)
(c)(d) 249
900,000 Palmer Square European CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 0.870%), 3.66%,
4/15/34 (a)(c)(d) 932
290,000 Palmer Square European Loan Funding DAC
2024-1A 144A, (3 mo. EURIBOR + 2.070%),
5.09%, 8/15/33 (a)(c)(d) 302
525,000 Permanent TSB Group Holdings PLC , (ICE
1Year Euribor Swap Fix + 3.500%), 6.63%,
4/25/28 (a)(b)(d) 586
275,000 Permanent TSB Group Holdings PLC , (5 yr.
Euro Swap + 10.546%), 13.25% (a)(b)(d)(f) 341
750,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 4.52%, 1/14/32 (a)
(c)(d) 780
500,000 Texas Debt Capital Euro CLO DAC 2024-1A
144A, (3 mo. EURIBOR + 2.550%), 5.31%,
7/16/38 (a)(c)(d) 522
7,870
Ireland (GBP) (0%
)
200,000 UK Logistics DAC 2024-1A 144A, (Sterling
Overnight Index Average + 1.650%), 6.38%,
5/17/34 (a)(c)(d) 250
Ireland (USD) (0%
)
400,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30%, 1/30/32  351
Italy (EUR) (3%
)
250,000 Bubbles Bidco SpA 144A, 6.50%, 9/30/31 (a)
(c) 264
175,000 doValue SpA 144A, 3.38%, 7/31/26 (a)(c) 179
1,960,000 Italy Buoni Poliennali Del Tesoro Series 10Y
144A, 0.60%, 8/01/31 (a)(b)(c) 1,741
1,800,000 Italy Buoni Poliennali Del Tesoro Series 10Y,
2.50%, 12/01/32 (a)(b) 1,774
375,000 UniCredit SpA , (3 mo. EURIBOR + 1.600%),
4.45%, 2/16/29 (a)(b)(d) 405
4,363
Principal
or Shares Security Description
Value
(000)
Italy (USD) (1%
)
350,000 Intesa Sanpaolo SpA 144A, (5 yr. Swap Semi
30/360 USD + 5.462%), 7.70% (c)(d)(f) $ 350
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (c)(d) 711
1,061
Ivory Coast (EUR) (0%
)
450,000 Ivory Coast Government International Bond ,
4.88%, 1/30/32 (a)(b) 417
Japan (JPY) (6%
)
520,000,000 Japan Government Ten Year Bond Series 376,
0.90%, 9/20/34 (a) 3,260
265,000,000 Japan Government Thirty Year Bond Series 58,
0.80%, 3/20/48 (a) 1,310
213,200,000 Japan Government Thirty Year Bond Series 49,
1.40%, 12/20/45 (a) 1,237
10,000,000 Japan Government Thirty Year Bond Series 31,
2.20%, 9/20/39 (a) 69
10,000,000 Japan Government Thirty Year Bond Series 30,
2.30%, 3/20/39 (a) 70
530,500,000 Japan Government Twenty Year Bond Series
104, 2.10%, 6/20/28 (a) 3,570
9,516
Japan (USD) (0%
)
490,000 Nissan Motor Co. Ltd. 144A, 4.81%,
9/17/30 (c) 457
Jersey (EUR) (1%
)
300,000 Avis Budget Finance PLC 144A, 7.25%,
7/31/30 (a)(c) 325
450,000 Heathrow Funding Ltd. , 1.13%, 10/08/30 (a)
(b) 416
741
Jersey (GBP) (0%
)
200,000 Waga Bondco Ltd. 144A, 8.50%, 6/15/30 (a)(c) 248
Jersey (USD) (1%
)
600,000 Dryden CLO Ltd. 2022-113A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.250%), 5.55%, 10/15/37 (c)(d) 600
650,000 GoldenTree Loan Management U.S. CLO
Ltd. 2022-16A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.670%), 5.96%,
1/20/34 (c)(d) 651
250,000 Juniper Valley Park CLO Ltd. 2023-1A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.250%), 5.54%, 7/20/36 (c)(d) 250
1,501
Luxembourg (USD) (1%
)
300,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (c) 299
400,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (c) 422
250,000 NewCo Holding USD 20 Sarl 144A, 9.38%,
11/07/29 (c) 255
300,000 OHI Group SA 144A, 13.00%, 7/22/29 (c) 309
1,285
Malaysia (MYR) (1%
)
1,700,000 Malaysia Government Bond Series 0307,
3.50%, 5/31/27 (a) 382

Principal
or Shares Security Description
Value
(000)
1,300,000 Malaysia Government Bond Series 0222,
4.70%, 10/15/42 (a) $ 316
698
Mexico (MXN) (1%
)
11,660,000 Mexican Bonos Series M, 5.75%, 3/05/26 (a) 542
7,760,000 Mexican Bonos Series M, 8.50%, 5/31/29 (a) 359
901
Mexico (USD) (1%
)
250,000 BBVA Bancomer SA 144A, 5.25%, 9/10/29 (c) 246
200,000 FIEMEX Energia-Banco Actinver SA
Institucion de Banca Multiple 144A, 7.25%,
1/31/41 (c) 195
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  335
776
Morocco (USD) (0%
)
250,000 OCP SA 144A, 7.50%, 5/02/54 (c) 254
Netherlands (EUR) (3%
)
300,000 ABN AMRO Bank NV , (5 yr. Euro Swap +
4.239%), 6.88% (a)(b)(d)(f) 336
450,000 Enel Finance International NV , 3.88%,
3/09/29 (a)(b) 484
500,000 JAB Holdings BV , 5.00%, 6/12/33 (a)(b) 566
300,000 LKQ Dutch Bond BV , 4.13%, 3/13/31 (a) 320
530,000 Netherlands Government Bond 144A, 4.00%,
1/15/37 (a)(b)(c) 618
525,000 Sagax Euro Mtn NL BV , 0.75%, 1/26/28 (a)(b) 506
2,830
Netherlands (USD) (0%
)
200,000 Braskem Netherlands Finance BV 144A,
8.00%, 10/15/34 (c) 193
New Zealand (USD) (0%
)
550,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (c)(d) 550
Norway (USD) (0%
)
350,000 Var Energi ASA 144A, 7.50%, 1/15/28 (c) 370
Paraguay (USD) (0%
)
240,000 Paraguay Government International Bond
144A, 4.70%, 3/27/27 (c) 238
Peru (PEN) (1%
)
7,100,000 Peru Government Bond , 5.35%, 8/12/40 (a) 1,595
Peru (USD) (0%
)
250,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (c) 248
Poland (PLN) (0%
)
410,000 Republic of Poland Government Bond Series
1029, 2.75%, 10/25/29 (a) 90
Poland (USD) (0%
)
450,000 ORLEN SA 144A, 6.00%, 1/30/35 (c) 451
Portugal (EUR) (1%
)
600,000 Portugal Obrigacoes do Tesouro OT Series 10Y
144A, 3.00%, 6/15/35 (a)(b)(c) 625
Romania (EUR) (0%
)
150,000 Romanian Government International Bond
144A, 6.63%, 9/27/29 (a)(c) 166
Singapore (SGD) (0%
)
280,000 Singapore Government Bond , 3.50%,
3/01/27 (a) 209
Principal
or Shares Security Description
Value
(000)
South Africa (USD) (1%
)
200,000 Republic of South Africa Government
International Bond , 4.85%, 9/30/29  $ 187
250,000 Republic of South Africa Government
International Bond , 5.88%, 6/22/30  242
450,000 Republic of South Africa Government
International Bond 144A, 7.10%, 11/19/36 (c) 440
869
Spain (EUR) (2%
)
500,000 Banco de Sabadell SA , (1Year Euribor Swap
Rate + 2.400%), 5.25%, 2/07/29 (a)(b)(d) 550
500,000 CaixaBank SA , (3 mo. EURIBOR + 1.650%),
5.00%, 7/19/29 (a)(b)(d) 552
200,000 CaixaBank SA , (5 yr. Euro Swap + 6.346%),
5.88% (a)(b)(d)(f) 215
200,000 International Consolidated Airlines Group SA ,
3.75%, 3/25/29 (a)(b) 212
450,000 Spain Government Bond 144A, 1.25%,
10/31/30 (a)(b)(c) 432
860,000 Spain Government Bond 144A, 2.90%,
10/31/46 (a)(b)(c) 801
2,762
Spain (USD) (0%
)
600,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (d) 570
Sri Lanka (USD) (0%
)
36,257 Sri Lanka Government International Bond
144A, 3.10%, 1/15/30 (c) 32
71,117 Sri Lanka Government International Bond
144A, 3.35%, 3/15/33 (c) 57
48,020 Sri Lanka Government International Bond
144A, 3.60%, 6/15/35 (c) 34
33,327 Sri Lanka Government International Bond
144A, 3.60%, 5/15/36 (c) 27
66,682 Sri Lanka Government International Bond
144A, 3.60%, 2/15/38 (c) 55
51,814 Sri Lanka Government International Bond
144A, 4.00%, 4/15/28 (c) 49
254
Supranational (USD) (0%
)
324,390 Borr IHC Ltd./Borr Finance LLC 144A,
10.00%, 11/15/28 (c) 325
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond Series 1059, 1.00%,
11/12/26 (a)(b) 258
Sweden (USD) (0%
)
400,000 Swedbank AB , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.589%),
7.63% (b)(d)(f) 415
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50%,
5/27/30 (a)(b) 1,171
Switzerland (USD) (1%
)
500,000 UBS Group AG 144A, (U.S. Secured
Overnight Financing Rate + 5.020%), 9.02%,
11/15/33 (c)(d) 607

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Thailand (THB) (1%
)
43,300,000 Thailand Government Bond , 1.59%,
12/17/35 (a) $ 1,194
Turkey (USD) (1%
)
300,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (c) 301
300,000 Turkcell Iletisim Hizmetleri AS 144A, 7.45%,
1/24/30 (c) 303
604
United Arab Emirates (EUR) (0%
)
300,000 Finance Department Government of Sharjah
144A, 4.63%, 1/17/31 (a)(c) 312
United Kingdom (EUR) (1%
)
200,000 Amber Finco PLC 144A, 6.63%, 7/15/29 (a)(c) 220
400,000 Mobico Group PLC , 4.88%, 9/26/31 (a)(b) 420
325,000 Tesco Corporate Treasury Services PLC , 4.25%,
2/27/31 (a)(b) 354
994
United Kingdom (GBP) (3%
)
300,000 Boparan Finance PLC 144A, 9.38%,
11/07/29 (a)(c) 363
250,000 Edge Finco PLC 144A, 8.13%, 8/15/31 (a)(c) 316
300,000 Galaxy Bidco Ltd. 144A, 8.13%, 12/19/29 (a)
(c) 378
325,000 Kier Group PLC , 9.00%, 2/15/29 (a)(b) 423
275,000 NatWest Group PLC , (5 yr. UK Government
Bonds Note Generic Bid Yield + 4.985%),
5.13% (a)(d)(f) 330
130,000 Sage AR Funding No 1 PLC 1A 144A,
(Sterling Overnight Index Average + 3.000%),
7.73%, 11/17/30 (a)(c)(d) 161
100,000 United Kingdom Gilt , 0.38%, 10/22/30 (a)(b) 101
1,500,000 United Kingdom Gilt , 3.75%, 7/22/52 (a)(b) 1,492
600,000 United Kingdom Gilt , 4.25%, 9/07/39 (a)(b) 698
4,262
United Kingdom (USD) (1%
)
350,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (c) 348
300,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (c) 304
652
United States (EUR) (3%
)
750,000 Bank of America Corp. , (3 mo. EURIBOR +
0.910%), 1.38%, 5/09/30 (a)(b)(d) 729
350,000 Booking Holdings Inc. , 4.13%, 5/12/33 (a) 384
450,000 Coca-Cola Co. , 3.75%, 8/15/53 (a) 470
525,000 Discovery Communications LLC , 1.90%,
3/19/27 (a) 529
450,000 Duke Energy Corp. , 3.75%, 4/01/31 (a) 475
450,000 Molson Coors Beverage Co. , 3.80%, 6/15/32 (a) 479
700,000 Morgan Stanley , (3 mo. EURIBOR + 0.833%),
1.10%, 4/29/33 (a)(d) 626
550,000 Prologis Euro Finance LLC , 4.00%, 5/05/34 (a) 587
400,000 Southern Co. , (5 yr. Euro Swap + 2.108%),
1.88%, 9/15/81 (a)(d) 395
4,674
United States (USD) (38%
)
400,000 Advantage Sales & Marketing Inc. 144A,
6.50%, 11/15/28 (c) 379
Principal
or Shares Security Description
Value
(000)
400,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (d)(f)(g) $ 385
410,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (d) 429
500,000 American Homes 4 Rent LP , 2.38%, 7/15/31  422
390,000 American National Group Inc. , 5.00%, 6/15/27  388
420,000 American Tower Corp. , 5.50%, 3/15/28  427
850,000 American Tower Trust 144A, 5.49%,
3/15/28 (c) 860
248,300 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (c) 237
400,000 Athene Holding Ltd. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607%), 6.63%, 10/15/54 (d) 399
575,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  553
850,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  845
425,000 Boeing Co. , 2.20%, 2/04/26  414
600,000 Boeing Co. , 6.53%, 5/01/34  634
344,095 BRAVO Residential Funding Trust 2024-
NQM7 144A, 5.55%, 10/27/64 (c) 344
350,000 Bread Financial Holdings Inc. 144A, 9.75%,
3/15/29 (c) 378
507,170 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.442%),
5.75%, 4/15/41 (c)(d) 509
2,216,293 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (h) 73
264,978 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (c) 238
220,000 Centene Corp. , 4.25%, 12/15/27  213
750,000 Charter Communications Operating LLC/
Charter Communications Operating Capital ,
4.80%, 3/01/50  565
650,000 COLT 2025-1 144A, 5.70%, 1/25/70 (c) 656
287,940 Connecticut Avenue Securities Trust 2024-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 5.35%,
5/25/44 (c)(d) 289
207,703 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 5.45%,
2/25/44 (c)(d) 208
287,344 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 5.50%,
3/25/44 (c)(d) 288
249,010 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (c)(h) 249
193,401 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (c)(h) 193
500,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (c) 479
410,000 DTE Energy Co. , 5.85%, 6/01/34  419
550,000 Energy Transfer LP , 5.75%, 2/15/33  556
475,000 Equinix Inc. , 2.50%, 5/15/31  408
435,000 Evergy Inc. , 2.90%, 9/15/29  396
480,000 Extra Space Storage LP , 2.20%, 10/15/30  411
198,368 Fannie Mae Connecticut Avenue Securities
2016-C07, (U.S. Secured Overnight Financing
Rate Index 30day Average + 9.614%), 13.97%,
5/25/29 (d) 223

Principal
or Shares Security Description
Value
(000)
492,198 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%),
14.72%, 1/25/29 (d) $ 549
494,679 Fannie Mae Connecticut Avenue Securities
2016-C05, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864%),
15.22%, 1/25/29 (d) 554
340,447 Fannie Mae-Aces 2018-M13, 3.74%,
9/25/30 (h) 325
112,853 FN AL3577 30YR , 3.50%, 4/01/43  103
639,051 FN BM2007 30YR , 4.00%, 9/01/48  593
573,263 FN BP6626 30YR , 2.00%, 8/01/50  450
681,451 FN CB2759 30YR , 3.00%, 2/01/52  582
457,986 FN CB3258 30YR , 3.50%, 4/01/52  409
621,284 FN CB4127 30YR , 4.50%, 7/01/52  586
495,934 FN CB5106 30YR , 5.00%, 11/01/52  481
753,734 FN CB5113 30YR , 5.50%, 11/01/52  748
453,037 FN CB7991 30YR , 5.50%, 2/01/54  448
705,048 FN CB8021 30YR , 6.50%, 2/01/54  729
429,423 FN FM1717 30YR , 3.50%, 12/01/45  392
816,644 FN FM3162 30YR , 3.00%, 11/01/46  721
1,330,508 FN FM7194 30YR , 2.50%, 3/01/51  1,108
997,673 FN FM9195 30YR , 2.50%, 10/01/51  823
589,660 FN FS0007 30YR , 3.00%, 8/01/50  506
502,236 FN FS3111 30YR , 5.00%, 9/01/52  487
323,248 FN MA4413 30YR , 2.00%, 9/01/51  253
826,561 FN MA5073 30YR , 6.00%, 7/01/53  834
1,142,068 FR RA3728 30YR , 2.00%, 10/01/50  901
341,576 FR RA7778 30YR , 4.50%, 8/01/52  322
436,639 FR RA7790 30YR , 5.00%, 8/01/52  423
504,289 FR SB8509 15YR , 2.00%, 1/01/36  452
1,009,843 FR SD0729 30YR , 2.00%, 10/01/51  795
890,814 FR SD1035 30YR , 4.00%, 5/01/52  815
696,380 FR SD5641 30YR , 5.50%, 6/01/53  693
987,405 FR ZA4718 30YR , 3.00%, 10/01/46  858
738,678 FR ZT0534 30YR , 3.50%, 12/01/47  669
800,000 Freddie Mac STACR REMIC Trust 2021-
DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
3.400%), 7.75%, 10/25/41 (c)(d) 828
350,000 FS KKR Capital Corp. 144A, 4.25%,
2/14/25 (c) 350
370,589 G2 MA3663 30YR , 3.50%, 5/20/46  336
413,643 G2 MA4195 30YR , 3.00%, 1/20/47  366
411,599 G2 MA5265 30YR , 4.50%, 6/20/48  395
985,740 G2 MA6930 30YR , 2.00%, 10/20/50  791
893,419 G2 MA7472 30YR , 2.50%, 7/20/51  748
228,695 G2 MA7766 30YR , 2.00%, 12/20/51  183
575,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  530
300,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (c) 283
450,000 HCA Inc. , 4.13%, 6/15/29  432
425,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (c) 388
685,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  634
350,000 Invitation Homes Operating Partnership LP ,
4.88%, 2/01/35  331
350,000 ITC Holdings Corp. 144A, 2.95%, 5/14/30 (c) 315
181,058 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 31.36%, 2/25/28 (c) 195
Principal
or Shares Security Description
Value
(000)
350,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.88%,
12/01/32 (c) $ 352
350,000 Matador Resources Co. 144A, 6.25%,
4/15/33 (c) 346
210,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (c) 209
290,000 National Fuel Gas Co. , 5.50%, 1/15/26  292
470,000 Nationwide Mutual Insurance Co. 144A,
9.38%, 8/15/39 (c) 603
284,058 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (c) 281
463,640 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (c) 460
289,777 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (c) 288
245,039 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (c)(h) 245
458,847 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (c) 458
286,614 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (c) 286
493,362 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (c)(h) 494
246,979 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (c)(h) 247
600,000 Oracle Corp. , 4.20%, 9/27/29  582
63,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (c) 83
450,000 Panther Escrow Issuer LLC 144A, 7.13%,
6/01/31 (c) 461
400,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  395
430,000 Penske Truck Leasing Co. LP/PTL Finance
Corp. 144A, 5.25%, 7/01/29 (c) 432
600,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  508
285,000 Planet Fitness Master Issuer LLC 2019-1A
144A, 3.86%, 12/05/49 (c) 265
350,000 PRA Group Inc. 144A, 8.88%, 1/31/30 (c) 367
62,292 Santander Bank Auto Credit-Linked Notes
2022-A 144A, 5.28%, 5/15/32 (c) 62
493,389 Santander Bank Auto Credit-Linked Notes
2023-B 144A, 6.66%, 12/15/33 (c) 499
413,880 Santander Drive Auto Receivables Trust 2024-
S1 144A, 6.53%, 3/16/29 (c) 415
450,000 Simon Property Group LP , 4.75%, 9/26/34  426
400,000 South Bow USA Infrastructure Holdings LLC
144A, 5.58%, 10/01/34 (c) 389
475,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (c)(g) 396
498,125 Store Master Funding I-VII XIV XIX
XX XXIV XXII 2024-1A 144A, 5.70%,
5/20/54 (c) 505
850,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (c) 852
2,110,000 U.S. Treasury Bond , 2.25%, 8/15/46  1,369
290,000 U.S. Treasury Bond , 4.25%, 8/15/54  264
250,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (c) 262
600,000 Venture Global LNG Inc. 144A, 8.13%,
6/01/28 (c) 627

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
242,682 Verus Securitization Trust 2024-8 144A,
5.36%, 10/25/69 (c)(h) $ 242
347,147 Verus Securitization Trust 2024-9 144A,
5.44%, 11/25/69 (c)(h) 347
750,000 Verus Securitization Trust 2025-1 144A,
5.62%, 1/25/70 (c)(h) 751
420,000 Vistra Operations Co. LLC 144A, 6.00%,
4/15/34 (c) 425
500,000 VMware LLC , 2.20%, 8/15/31  417
400,000 W&T Offshore Inc. 144A, 10.75%, 2/01/29 (c)
(g) 400
800,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  597
800,000 Welltower OP LLC , 3.85%, 6/15/32  734
300,000 Western Midstream Operating LP , 6.15%,
4/01/33  306
430,000 Williams Cos. Inc. , 4.80%, 11/15/29  426
56,546
Uzbekistan (USD) (0%
)
650,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (c) 541
Total Bonds
(Cost - $149,614) 137,575
Bank Loans(i) (0%
)
394,532 DirectV Financing LLC Term Loan NON-EXT
1L, (3 mo. Term Secured Overnight Financing
Rate + 5.000%), 9.55%, 8/02/27              (Cost
- $396) 396
Investment Company (6%)
3,976,075 Payden Cash Reserves Money Market Fund  * 3,976
Principal
or Shares Security Description
Value
(000)
146,720 Payden Emerging Market Corporate Bond
Fund, SI Class  * $ 1,287
495,851 Payden Emerging Markets Local Bond Fund,
SI Class  * 2,236
146,702 Payden Floating Rate Fund, SI Class  * 1,438
Total Investment Company
(Cost - $9,056) 8,937
Total Investments (Cost - $159,066)  (99%)
146,908
Other Assets, net of Liabilities ( 1% )
1,626
Net Assets (100%)
$ 148,534
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(e) Yield to maturity at time of purchase.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $1,017 and the total market value of the collateral held by the Fund is $1,077. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Floating rate security. The rate shown reflects the rate in effect at January 31,
2025. The stated maturity is subject to prepayments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 1,184
USD  729 HSBC Bank USA, N.A. 02/21/2025 $ 7
USD 868
MYR  3,858 Barclays Bank PLC 02/21/2025 2
USD 117
CZK  2,800 BNP PARIBAS 02/21/2025 2
USD 2,630
IDR  41,673,840 BNP PARIBAS 02/21/2025 75
USD 1,111
SEK  12,140 BNP PARIBAS 02/21/2025 14
USD 250
SGD  334 BNP PARIBAS 02/21/2025 4
USD 9,675
JPY  1,493,000 BNP PARIBAS 03/06/2025 11
USD 4,844
GBP  3,870 HSBC Bank USA, N.A. 02/06/2025 46
USD 1,503
EUR  1,418 HSBC Bank USA, N.A. 02/21/2025 30
USD 4,850
GBP  3,904 HSBC Bank USA, N.A. 03/06/2025 10
USD 1,100
AUD  1,769 Morgan Stanley 04/23/2025 –
USD 2,678
CAD  3,839 Morgan Stanley 04/23/2025 26
USD 33,397
EUR  32,083 State Street Bank & Trust Co. 03/06/2025 62
289
Liabilities:
EUR 32,074 USD  33,346 State Street Bank & Trust Co. 02/06/2025 (63)
GBP 3,870 USD  4,809 HSBC Bank USA, N.A. 02/06/2025 (10)
IDR 1,629,274 USD  100 BNP PARIBAS 02/21/2025 –
JPY 1,482,200 USD  9,574 BNP PARIBAS 02/06/2025 (11)
JPY 112,400 USD  731 BNP PARIBAS 02/21/2025 (5)

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
MXN 1,500 USD  74 Morgan Stanley 02/21/2025 $ (2)
NOK 12,270 USD  1,101 BNP PARIBAS 02/21/2025 (17)
USD 1,231 THB  42,810 Barclays Bank PLC 02/21/2025 (41)
USD 131 DKK  945 Barclays Bank PLC 04/23/2025 (1)
USD 9,464 JPY  1,482,200 BNP PARIBAS 02/06/2025 (99)
USD 85 PLN  351 BNP PARIBAS 02/21/2025 (1)
USD 771 BRL  4,680 Citibank, N.A. 02/21/2025 (25)
USD 1,454 GBP  1,186 HSBC Bank USA, N.A. 02/21/2025 (17)
USD 1,776 PEN  6,707 HSBC Bank USA, N.A. 02/21/2025 (25)
USD 1,790 MXN  37,360 Morgan Stanley 02/21/2025 (7)
USD 1,201 CHF  1,084 Morgan Stanley 04/23/2025 (1)
USD 262 SEK  2,910 Morgan Stanley 04/23/2025 (1)
USD 33,256 EUR  32,074 State Street Bank & Trust Co. 02/06/2025 (26)
(352)
Net Unrealized Appreciation (Depreciation)
$(63)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 55 Mar-25 $ 6,700 $ (111) $ (111)
EURO-BUXL 30Y BND MAR25 8 Mar-25 1,070 (98) (98)
Euro-Schatz Future 175 Mar-25 19,392 21 21
Long Gilt Future 5 Mar-25 575 (16) (16)
U.S. Long Bond Future 30 Mar-25 3,417 (136) (136)
U.S. Treasury 2-Year Note Future 83 Mar-25 17,067 (20) (20)
U.S. Treasury 5-Year Note Future 13 Mar-25 1,383 (11) (11)
U.S. Ultra Bond Future 30 Mar-25 3,554 (64) (64)
a a
(435)
Short Contracts:
Euro-Bund Future 20 Mar-25 (2,750) (19) (19)
U.S. 10-Year Ultra Future 61 Mar-25 (6,794) 90 90
U.S. Treasury 10-Year Note Future 31 Mar-25 (3,374) 25 25
a a
96
Total Futures
$(339)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 3.620% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 $(76) $– $(76)
10-Year Interest Rate Swap, Receive Fixed 1.740% Quarterly,
Pay Variable 1.899% (CNRR007) Quarterly 10/16/2029 CNY 13,200 20 – 20
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 3.650% (3M KWCDC) Quarterly 09/23/2031 KRW 2,288,000 (85) – (85)
10-Year Interest Rate Swap, Receive Fixed 2.010% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly 06/03/2029 CNY 10,000 10 – 10
2-Year Interest Rate Swap, Receive Fixed 9.150% Monthly,
Pay Variable 10.030% (MXIBTIIE) 28 days 11/19/2026 MXN 158,580 55 – 55

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
5-Year  Interest Rate Swap, Receive Fixed 2.4810% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly 09/22/2026 CNY 33,000 69 – 69
5-Year Interest Rate Swap, Receive Fixed 1.520% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly 01/27/2030 CNY 20,170 5 – 5
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly,
Pay Variable 1.950% (CNRR007) Quarterly 05/08/2025 CNY 16,000 (1) – (1)
5-Year Interest Rate Swap, Receive Fixed 2.032% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly 04/25/2029 CNY 5,350 16 – 16
5-Year Interest Rate Swap, Receive Fixed 2.122% Quarterly,
Pay Variable 2.100% (CNRR007) Quarterly 02/02/2029 CNY 13,100 45 – 45
5-Year Interest Rate Swap, Receive Fixed 2.3775% Quarterly,
Pay Variable 2.100% (CNRR007) Quarterly 07/24/2028 CNY 40,100 166 – 166
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly 02/05/2025 CNY 2,350 1 – 1
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly 01/08/2026 CNY 38,600 49 – 49
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly 09/16/2025 CNY 12,200 11 – 11
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly 10/14/2025 CNY 10,000 30 – 30
5-Year Interest Rate Swap, Receive Fixed 2.8225% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly 02/15/2028 CNY 35,900 204 – 204
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly,
Pay Variable 1.950% (CNRR007) Quarterly 07/03/2025 CNY 11,800 4 – 4
$523 $– $523